Segment and Geographic Data	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Segment and Geographic Data
17.	Segment and Geographic Data
Effective the first day of fiscal 2023 (i.e., January 1, 2023), the Company realigned its organizational structure and resources to more closely align with its strategic priorities and centralized the global management of certain functions and systems. As a result of the change in its organizational structure, the Company now has two reportable segments, consisting of North America and International.
The Company has two reportable segments based on its organizational structure and how the chief operating decision maker (the “CODM”) allocates resources and assesses financial performance, North America and International. “North America” refers to the Company’s North American Company-owned operations and franchise revenues and related costs. “International” refers to the Company’s Continental Europe Company-owned operations, United Kingdom Company-owned operations, and Australia, New Zealand and emerging markets operations. Each reportable segment provides similar services and products. To be consistent with the information that is presented to the CODM, the Company does not include intercompany activity in the segment results.
Information about the Company’s reportable segments is as follows:

	Total Revenues, net for the Fiscal Year Ended
	December 31, 2022	January 1, 2022	January 2, 2021
North America	$728,379	$816,418	$946,307
International	312,477	396,045	431,817

Total revenues, net	$1,040,856	$1,212,463	$1,378,124

	Net (Loss) Income for the Fiscal Year Ended
	December 31, 2022	January 1, 2022	January 2, 2021
Segment operating (loss) income:
North America	$(218,997)	$218,257	$271,123
International	83,330	130,622	136,337

Total segment operating (loss) income	$(135,667)	$348,879	$407,460
General corporate expenses	147,283	152,595	191,298
Interest expense	81,141	87,909	123,310
Other expense, net	1,691	1,358	349
Early extinguishment of debt	—	30,352	—
(Benefit from) provision for income taxes	(114,379)	9,773	17,462

Net (loss) income	$(251,403)	$66,892	$75,041
Net loss attributable to the noncontrolling interest	—	—	38

Net (loss) income attributable to WW International, Inc.	$(251,403)	$66,892	$75,079

	Depreciation and Amortization for the Fiscal Year Ended
	December 31, 2022	January 1, 2022	January 2, 2021
North America	$32,521	$39,270	$39,740
International	1,660	2,671	3,002

Total segment depreciation and amortization	$34,181	$41,941	$42,742
General corporate depreciation and amortization	14,638	12,745	16,780

Depreciation and amortization	$48,819	$54,686	$59,522

The following tables present information about the Company’s revenue and other information by geographic area. There were no material amounts of sales or transfers among geographic areas and no material amounts of U.S. export sales.

	Total Revenues, net for the Fiscal Year Ended
	December 31, 2022	January 1, 2022	January 2, 2021
United States	$683,449	$761,358	$885,152
Canada	44,930	55,060	61,155
Continental Europe	239,129	297,910	313,380
United Kingdom	47,995	65,820	84,387
Other	25,353	32,315	34,050

	$1,040,856	$1,212,463	$1,378,124

	Long-Lived Assets (1)
	December 31, 2022	January 1, 2022
United States	$24,417	$31,566
Canada	2,412	3,198
Continental Europe	907	1,111
United Kingdom	303	1,002
Other	190	342

	$28,229	$37,219

(1)	Amounts include finance lease assets

	Operating Lease Assets
	December 31, 2022	January 1, 2022
United States	$68,062	$80,609
Canada	4,159	5,079
Continental Europe	2,304	2,216
United Kingdom	1,169	1,732
Other	2	266

	$75,696	$89,902